Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Statement of cash flows [abstract]
Net cash provided by operating activities	$ 404,010	$ 553,154
Investing activities
Additions to newbuildings, vessels and equipment	(908,493)	(153,280)
Proceeds from sale of vessels	382,350	142,740
Cash inflow on repayment of loan to associated companies	0	1,388
Net cash used in investing activities	(526,143)	(9,152)
Financing activities
Proceeds from issuance of debt	1,355,037	259,375
Repayment of debt	(961,132)	(356,625)
Repayment of obligations under leases	(462)	(411)
Cash dividends paid	(220,396)	(394,043)
Net cash provided by (used in) financing activities	173,047	(491,704)
Net change in cash and cash equivalents	50,914	52,298
Cash and cash equivalents at the beginning of period	308,322	254,525
Cash and cash equivalents at the end of period	$ 359,236	$ 306,823